Related party transactions - Narrative (Details) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025 USD ($) engine	Jun. 30, 2024 USD ($)	Jun. 30, 2025 USD ($) engine	Jun. 30, 2024 USD ($)
Related Party Transaction [Line Items]
Operating lease, lease income	$ 1,767,638	$ 1,747,562	$ 3,563,190	$ 3,512,653
SES | Related Party
Related Party Transaction [Line Items]
Operating lease, lease income	53,000	$ 34,000	100,000	$ 66,000
Payable to insurance settlement proceeds	$ 21,000		$ 21,000
EVAL | Related Party
Related Party Transaction [Line Items]
Portfolio sale agreement, number of engines sold | engine	2		2
SES
Related Party Transaction [Line Items]
Ownership (in percentage)	50.00%		50.00%